Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Finished goods	$ 84,616	$ 87,967
Work-in-process	2,982	3,106
Raw materials	76,990	77,431
Total Inventory	$ 164,588	$ 168,504